Stockholders' equity (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Capital reserves	R$ 2,732	R$ 2,620
Total reserves at parent company	124,160	107,085
Premium On Subscription Of Shares [Member]
IfrsStatementLineItems [Line Items]
Capital reserves	284	284
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Capital reserves	2,444	2,332
Revenue reserves	121,428	104,465
Reserves From Tax Incentives Restatement Of Equity Securities And Other [Member]
IfrsStatementLineItems [Line Items]
Capital reserves	4	4
Legal [Member]
IfrsStatementLineItems [Line Items]
Revenue reserves	18,146	16,740
Statutory reserve [member]
IfrsStatementLineItems [Line Items]
Revenue reserves	87,793	76,725
Special Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue reserves	R$ 15,489	R$ 11,000